Nature of Business and Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 23, 2019	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Jun. 01, 2019	Jun. 27, 2018	May 31, 2018
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 1,544,291	$ 325,000	$ 1,682,278	$ 0
Asset Impairment Charges		$ 2,498,706	$ 0	2,498,706		0	0
Financing Receivable, after Allowance for Credit Loss		0		0
Interest Receivable, Current		0		0		3,322	0
Cash and Cash Equivalents, at Carrying Value		2,231,934	3,039,095	2,231,934	3,039,095	2,925,568	10,525,791			$ 52,964
Accounts Receivable, Credit Loss Expense (Reversal)		0	0	5,927	0	108,392	0
Goodwill, Impairment Loss		0	0	0	0	25,185,003	0
Goodwill		557,896		557,896		557,896	25,742,899		$ 25,742,899
Advertising Expense		383,128	220,927	826,867	424,019	$ 836,000	1,655,374
Research and Development Expense		8,334	$ 0	$ 20,726	$ 0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				87,861,815	87,577,583	88,130,526	86,439,117
Operating Lease, Right-of-Use Asset		1,136,695		$ 1,136,695		$ 1,403,429	$ 0	$ 2,703,821
Operating Lease, Liability		1,158,740		1,158,740		1,473,051	$ 2,675,310	$ 2,675,310
CannAssist LLC [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Proceeds from Collection of Notes Receivable	$ 342,567
Financing Receivable, after Allowance for Credit Loss		$ 0		0		$ 0
Principal [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Asset Impairment Charges				2,497,884
Accrued Interest [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Asset Impairment Charges				$ 822
Warrant [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				54,410,145	54,835,145	54,835,145	54,818,985
Equity Unit Purchase Agreements [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				7,676,974	7,676,974	7,676,974	7,676,974
Convertible Debt Securities [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				25,454,696	24,678,796	25,131,739	23,261,393
Stock Payable [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				320,000	386,668	486,668	681,764
Notes Receivable [Member] | Principal [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 2,901,569
Notes Receivable [Member] | Accrued Interest [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 220,196